NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES	3 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES

NOTE 1 - BASIS OF PRESENTATION & LIQUIDITY & CAPITAL RESOURCES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended September 30, 2012, are not necessarily indicative of the results that may be expected for the fiscal year ending June 30, 2013. For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K filed on September 28, 2012 for the fiscal year ended June 30, 2012.

Liquidity

At September 30, 2012, the Company had working capital of $6.4 million as compared to working capital of $4.8 million at June 30, 2012, and stockholders’ equity of $12.6 million at September 30, 2012 as compared to stockholders’ equity of $11.1 million at June 30, 2012. For the three months ended September 30, 2012, we realized a net income of $1.8 million.

The Company believes that its business plan has been responsible for the past two consecutive fiscal years of profitability (fiscal 2012 and fiscal 2011) and that its capital resources will be adequate to support operations at current levels through June 30, 2013. In fiscal 2010 and prior years, however, the Company also experienced losses and periods of working capital deficits. The future effects on our business of healthcare reform legislation, the Deficit Reduction Act, the tax on sales of medical equipment and the general economic and business climate are not known at the present time. Nevertheless, there is a possibility of adverse consequences to our business operations from these causes.

In order to promote sales, the Company is continuing to focus on marketing campaigns to strengthen the demand for our products and services. Management anticipates that the Company’s capital resources will continue to improve if the Company’s MRI scanner products gain wider market recognition and acceptance resulting in both increased product sales and scan volumes. If the Company is not successful with our marketing efforts to increase sales, the Company will experience a shortfall in cash, and it will be necessary to reduce operating expenses or obtain funds through equity or debt financing.

If the Company is unable to meet expenditures with revenues or financing then it will be necessary to reduce expenses further, or seek other sources of funds through the issuance of debt or equity financing in order to conduct operations as now conducted subsequent to fiscal 2013.